Capital Stock - Schedule of Share-based Compensation Expense by Category (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Share-Based Compensation Expense [Line Items]
Share-based compensation expense					$ 62,500		$ 73,400		$ 4,506	$ 70,200		$ 3,735
Impact of accelerated vesting on equity awards			$ 4,700	$ 7,300	7,700	[1]	4,200	[1]		0	[1]
Total share-based compensation expense	$ 14,300	$ 24,000	46,900	53,600
Tax impact					15,100		17,800		(128)	16,700		(106)
Total share-based compensation expense after income taxes					47,400		55,600		$ 4,378	53,500		$ 3,629
General and administrative expense
Share-Based Compensation Expense [Line Items]
Share-based compensation expense					54,800		69,200			70,200
Restructuring and other
Share-Based Compensation Expense [Line Items]
Share-based compensation expense					7,700		4,200			0
Impact of accelerated vesting on equity awards	0	6,800	4,700	7,300
LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	14,300	12,700	31,400	34,200	81,200		97,800			100,000
Impact of accelerated vesting on equity awards	0	6,800	4,700	7,300	9,400		4,200			0
Total share-based compensation expense	14,300	24,000	46,900	53,600	90,600		102,000			100,000
Tax impact					(18,600)		(18,400)			(19,700)
Total share-based compensation expense after income taxes					72,000		83,600			80,300
LIONSGATE STUDIOS CORP [Member] | General and administrative expense
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	14,300	17,200	42,200	46,300
LIONSGATE STUDIOS CORP [Member] | Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	0	6,800	4,700	7,300
LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	18,400	24,900	54,100	66,900	81,200		97,800			100,000
Impact of accelerated vesting on equity awards	0	6,800	4,900	8,400
Total share-based compensation expense	18,400	31,700	59,000	75,300	90,600		102,000			100,000
LIONS GATE ENTERTAINMENT CORP [Member] | General and administrative expense
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	17,500	23,800	51,300	63,900	77,600		95,400			98,300
LIONS GATE ENTERTAINMENT CORP [Member] | Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	0	6,800	4,900	8,400	9,400		4,200			0
Stock Options | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	200	400	600	1,400	2,200		7,000			19,200
Stock Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	200	400	700	1,900
Restricted Share Units and Other Share-based Compensation | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	13,900	12,200	30,300	32,600	77,500		86,800			73,400
Restricted Share Units and Other Share-based Compensation | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	18,000	24,400	52,900	63,700
Share Appreciation Rights (SARs) | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	200	100	500	200	$ 1,500		$ 4,000			$ 7,400
Share Appreciation Rights (SARs) | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 200	$ 100	$ 500	$ 1,300

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.